Consolidated Balance Sheets - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Current assets
Cash and cash equivalents	$ 3,839,000	$ 398,000
Accounts receivable	1,089,000	373,000
Inventories	547,000	177,000
Restricted cash	75,000	75,000
Prepaid expenses	16,000	18,000
Total current assets	5,566,000	1,041,000
Property, plant and equipment, net	316,000	362,000
Patents, net	441,000	529,000
Total assets	6,323,000	1,932,000
Current liabilities
Accounts payable	1,344,000	553,000
Accrued liabilities	168,000	185,000
Total current liabilities	1,512,000	738,000
Deferred rent		4,000
Total liabilities	1,512,000	742,000
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.01 par value: 5,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.01 par value: 100,000,000 shares authorized, 87,072,951 shares issued and outstanding at July 31, 2020, and 76,732,334 shares issued and outstanding at July 31, 2019	871,000	768,000
Additional paid-in capital	127,414,000	123,900,000
Accumulated deficit	(123,474,000)	(123,478,000)
Total stockholders' equity	4,811,000	1,190,000
Total liabilities and stockholders' equity	$ 6,323,000	$ 1,932,000